Accounts Receivable - Summary of trade receivable past due analysis (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Gross carrying amount	$ 346,379,574	$ 161,093,054
Credit Grade AAA [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.		0.13%
Gross carrying amount		$ 668,000
Credit Grade AA [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.14%
Gross carrying amount	$ 141,440,000
Credit Grade A [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.17%	0.30%
Gross carrying amount	$ 64,914,000	$ 72,535,000
Credit Grade BBB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.33%	0.49%
Gross carrying amount	$ 136,928,000	$ 83,454,000
Credit Grade BB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.59%	0.80%
Gross carrying amount	$ 1,826,000	$ 1,861,000
Credit Grade CCC [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	18.24%
Gross carrying amount	$ 1,272,000